Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000315852
Entity Registrant Name	RANGE RESOURCES CORPORATION
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Central Index Key	0000315852
Entity Registrant Name	RANGE RESOURCES CORPORATION
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31